Debt and Capital Lease Obligations (Solar Energy Systems Narrative) (Details) (USD $) In Millions, unless otherwise specified									12 Months Ended			12 Months Ended			12 Months Ended	9 Months Ended
	Dec. 31, 2011 Solar Energy [Member]	Dec. 31, 2010 Solar Energy [Member]	Sep. 30, 2011 Solar Energy [Member] Construction Financing Revolver [Member]	Sep. 29, 2011 Solar Energy [Member] Construction Financing Revolver [Member]	Dec. 31, 2011 Solar Energy [Member] Finance Obligations Under Sale Leaseback [Member]	Dec. 31, 2011 Solar Energy [Member] Construction and Term Debt [Member]	Dec. 31, 2010 Solar Energy [Member] Construction and Term Debt [Member]	Dec. 31, 2011 Solar Energy [Member] Other System Financing [Member]	Dec. 31, 2011 SunEdison [Member] Construction Financing Revolver [Member]	Sep. 30, 2011 SunEdison [Member] Construction Financing Revolver [Member]	Dec. 31, 2010 SunEdison [Member] Construction Financing Revolver [Member]	Dec. 31, 2011 SunEdison [Member] Construction and Term Debt [Member]	Dec. 31, 2011 SunEdison [Member] Solar Energy [Member]	Dec. 31, 2010 SunEdison [Member] Solar Energy [Member]	Dec. 31, 2011 SunEdison [Member] Solar Energy [Member] Minimum [Member]	Sep. 30, 2010 Certain SunEdison Project [Member]	Dec. 31, 2011 SunEdisons Subsidiary One [Member]	Dec. 31, 2011 SunEdisons Subsidiary Two [Member]	Dec. 31, 2011 LIBOR [Member] Solar Energy [Member] Construction Financing Revolver [Member]	Dec. 31, 2011 PRIME [Member] SunEdison [Member] Construction Financing Revolver [Member]	Feb. 29, 2012 Financing [Member] SunEdison [Member] Construction Financing Revolver [Member]
Debt Instrument [Line Items]
Non Recourse Debt	$ 1,319.3
Line of Credit, Term									3 years
Line of Credit Facility, Maximum Borrowing Capacity			300.0	50.0						300.0											70.0
Debt Instrument, Basis Spread on Variable Rate																			3.50%	2.50%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage									1.10%
Line of Credit Facility, Amount Outstanding									77.2		12.6										134.7
Debt, Maturity									6 months
Ownership Interest Owned By Bank																50.00%
Construction Loan		21.0
Long-term Debt						305.8	141.0
Long-term Debt, Percentage Bearing Variable Interest, Amount												171.4
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum												3.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum												11.31%
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position					812.5							122.0
Sales Leaseback Transaction, Capacity																	120.0	295.0
Capital lease obligations													107.8	125.7
Sale Leaseback Transaction Master Lease Agreements Term													25 years		10 years
Sale Leaseback Transaction, Amount Due under Financing Arrangement	837.0	337.8															61.3
Sale and Lease Back Available Amount																	58.7	0
Debt, proceeds collected under sales agreement, current								17.4
Debt, proceeds collected from sales agreement, noncurrent								$ 10.2